Share capital - Schedule of changes in warrants outstanding and weighted average exercise price (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Changes In Warrants Outstanding And Weighted Average Exercise Price Abstract
Number of warrants, Outstanding	210,370	158,832	99,725
Weighted average exercise price, Outstanding	$ 250.33	$ 328.3	$ 355.95
Number of warrants, Issued	346,806	80,000	61,154
Weighted average exercise price, Issued	$ 6.18	$ 7	$ 295.75
Number of warrants, Cancelled		(7,692)
Weighted average exercise price, Cancelled		$ 97.5
Number of warrants, Expired	(130,338)	(20,770)	(2,047)
Weighted average exercise price, Expired	$ 216.54	$ 305.41	$ 260.65
Number of warrants, Exercised	(426,806)
Weighted average exercise price, Exercised	$ 6.33
Number of warrants, Outstanding	32	210,370	158,832
Weighted average exercise price, Outstanding	$ 1,737.65	$ 250.33	$ 328.3